UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

             Investment Company Act file number 811-10047

                       Oppenheimer Concentrated Growth Fund
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                                           (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  October 31

Date of reporting period:  October 31, 2002 - April 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  April 30, 2003 / Unaudited

                                                   Market Value
                                         Shares      See Note 1
----------------------------------------------------------------
 Common Stocks--92.3%
----------------------------------------------------------------
 Consumer Discretionary--24.2%
----------------------------------------------------------------
 Automobiles--4.2%
 Harley-Davidson, Inc.                    4,550      $  202,202
----------------------------------------------------------------
 Internet & Catalog Retail--1.9%
 USA Interactive 1                        3,000          89,850
----------------------------------------------------------------
 Media--5.4%
 EchoStar Communications
  Corp., Cl. A 1                          5,000         149,800
----------------------------------------------------------------
 Viacom, Inc., Cl. B 1                    2,500         108,525
                                                     -----------
                                                        258,325

----------------------------------------------------------------
 Multiline Retail--9.3%
 Costco Wholesale Corp. 1                 5,000         173,150
----------------------------------------------------------------
 Kohl's Corp. 1                           1,800         102,240
----------------------------------------------------------------
 Wal-Mart Stores, Inc.                    3,000         168,960
                                                     -----------
                                                        444,350

----------------------------------------------------------------
 Specialty Retail--3.4%
 Gap, Inc. (The)                         10,000         166,300
----------------------------------------------------------------
 Consumer Staples--3.7%
----------------------------------------------------------------
 Personal Products--3.7%
 Avon Products, Inc.                      3,000         174,510
----------------------------------------------------------------
 Financials--17.1%
----------------------------------------------------------------
 Diversified Financials--14.7%
 Citigroup, Inc.                          5,000         196,250
----------------------------------------------------------------
 Freddie Mac                              3,800         220,020
----------------------------------------------------------------
 Morgan Stanley                           2,000          89,500
----------------------------------------------------------------
 SLM Corp.                                1,750         196,000
                                                     -----------
                                                        701,770

----------------------------------------------------------------
 Insurance--2.4%
 American International
 Group, Inc.                              2,000         115,900
----------------------------------------------------------------
 Health Care--24.5%
----------------------------------------------------------------
 Biotechnology--9.3%
 Amgen, Inc. 1                            4,800         294,288
----------------------------------------------------------------
 Genentech, Inc. 1                        4,000         151,960
                                                     -----------
                                                        446,248

----------------------------------------------------------------
 Health Care Equipment & Supplies--6.0%
 Medtronic, Inc.                          6,000         286,440
----------------------------------------------------------------
 Pharmaceuticals--9.2%
 Forest Laboratories, Inc. 1              4,400         227,568
----------------------------------------------------------------
 Pfizer, Inc.                             7,000         215,250
                                                     -----------
                                                        442,818

                                                   Market Value
                                         Shares      See Note 1
----------------------------------------------------------------
 Industrials--4.6%
----------------------------------------------------------------
 Industrial Conglomerates--4.6%
 General Electric Co.                     7,500      $  220,875
----------------------------------------------------------------
 Information Technology--18.2%
----------------------------------------------------------------
 Communications Equipment--1.8%
 Nokia Corp., Sponsored ADR,
 A Shares                                 5,000          82,850
----------------------------------------------------------------
 Computers & Peripherals--8.6%
 Dell Computer Corp. 1                    9,000         260,190
----------------------------------------------------------------
 International Business
 Machines Corp.                           1,800         152,820
                                                     -----------
                                                        413,010

----------------------------------------------------------------
 Software--7.8%
 Microsoft Corp.                         10,000         255,700
----------------------------------------------------------------
 Oracle Corp. 1                          10,000         118,800
                                                     -----------
                                                        374,500
                                                     -----------
 Total Common Stocks (Cost $4,332,361)                4,419,948

----------------------------------------------------------------
 Other Securities--2.9%
 Nasdaq-100 Unit Investment Trust 1
 (Cost $116,966)                          5,000         137,250

                                      Principal
                                         Amount
----------------------------------------------------------------
 Joint Repurchase Agreements--7.0%
 Undivided interest of 0.10% in joint
 repurchase agreement (Market Value
 $332,883,000) with Banc One Capital
 Markets, Inc., 1.26%, dated 4/30/03, to
 be repurchased at $336,012 on 5/1/03,
 collateralized by U.S. Treasury Nts.,
 4.875%--5.875%, 11/15/04--2/15/12, with
 a value of $327,261,153 and U.S. Treasury
 Bonds, 2.125%, 8/31/04, with a value of
 $12,489,849 (Cost $336,000)           $336,000         336,000

----------------------------------------------------------------
 Total Investments, at Value
 (Cost $4,785,327)                        102.2%      4,893,198
----------------------------------------------------------------
 Liabilities in Excess of Other Assets     (2.2)       (103,108)
                                       -------------------------
 Net Assets                               100.0%     $4,790,090
                                       =========================



Footnotes to Statement of Investments
1. Non-income producing security.
See accompanying Notes to Financial Statements.

2  |  OPPENHEIMER CONCENTRATED GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 April 30, 2003
-----------------------------------------------------------------------------------------------------------
 Assets
 Investments, at value (cost $4,785,327)--see accompanying statement                           $ 4,893,198
-----------------------------------------------------------------------------------------------------------
 Cash                                                                                                  832
-----------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest and dividends                                                                                 20
 Other                                                                                                 821
                                                                                               ------------
 Total assets                                                                                    4,894,871

-----------------------------------------------------------------------------------------------------------
 Liabilities
 Payables and other liabilities:
 Investments purchased                                                                              89,912
 Legal, auditing and other professional fees                                                         5,502
 Shareholder reports                                                                                 4,244
 Trustees' compensation                                                                                 49
 Transfer and shareholder servicing agent fees                                                           8
 Other                                                                                               5,066
                                                                                               ------------
 Total liabilities                                                                                 104,781

-----------------------------------------------------------------------------------------------------------
 Net Assets                                                                                    $ 4,790,090
                                                                                               ------------

-----------------------------------------------------------------------------------------------------------
 Composition of Net Assets
 Paid-in capital                                                                               $ 7,568,102
-----------------------------------------------------------------------------------------------------------
 Accumulated net investment loss                                                                   (17,088)
-----------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions                                       (2,868,795)
-----------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                                        107,871
                                                                                               ------------
 Net Assets                                                                                    $ 4,790,090
                                                                                               ============

-----------------------------------------------------------------------------------------------------------
 Net Asset Value Per Share
 Class A Shares:
 Net asset value and redemption price per share
 (based on net assets of $4,790,090 and 760,782 shares
 of beneficial interest outstanding)                                                                 $6.30
 Maximum offering price per share (net asset value plus
 sales charge of 5.75% of offering price)                                                            $6.68



 See accompanying Notes to Financial Statements.


3  |  OPPENHEIMER CONCENTRATED GROWTH FUND

STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended April 30, 2003
-----------------------------------------------------------------------------------------------------------
 Investment Income
 Dividends                                                                                       $  12,776
-----------------------------------------------------------------------------------------------------------
 Interest                                                                                            3,652
                                                                                                 ----------
 Total investment income                                                                            16,428

-----------------------------------------------------------------------------------------------------------
 Expenses
 Management fees                                                                                    16,986
-----------------------------------------------------------------------------------------------------------
 Distribution and service plan fees--Class A                                                         5,662
-----------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees--Class A                                                 44
-----------------------------------------------------------------------------------------------------------
 Shareholder reports                                                                                 7,443
-----------------------------------------------------------------------------------------------------------
 Insurance expenses                                                                                    531
-----------------------------------------------------------------------------------------------------------
 Registration and filing fees                                                                          333
-----------------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                                113
-----------------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                            71
-----------------------------------------------------------------------------------------------------------
 Other                                                                                               8,008
                                                                                                 ----------
 Total expenses                                                                                     39,191
 Less reduction to custodian expenses                                                                  (17)
 Less voluntary waiver of distribution and service plan fees                                        (5,662)
                                                                                                 ----------
 Net expenses                                                                                       33,512

-----------------------------------------------------------------------------------------------------------
 Net Investment Loss                                                                               (17,084)

-----------------------------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)
 Net realized loss on investments                                                                 (224,037)
-----------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments                                              205,869
                                                                                                 ----------
 Net realized and unrealized loss                                                                  (18,168)

-----------------------------------------------------------------------------------------------------------
 Net Decrease in Net Assets Resulting from Operations                                             $(35,252)
                                                                                                 ==========




 See accompanying Notes to Financial Statements.


4  |  OPPENHEIMER CONCENTRATED GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               Six Months                  Year
                                                                                    Ended                 Ended
                                                                           April 30, 2003              Oct. 31,
                                                                              (Unaudited)                  2002
----------------------------------------------------------------------------------------------------------------
 Operations
 Net investment loss                                                         $    (17,084)         $    (37,908)
----------------------------------------------------------------------------------------------------------------
 Net realized loss                                                               (224,037)           (2,267,119)
----------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation                                            205,869               657,286
                                                                             -----------------------------------
 Net decrease in net assets resulting from operations                             (35,252)           (1,647,741)

----------------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions
 Net increase in net assets resulting from beneficial
 interest transactions--Class A                                                       848                 4,106

----------------------------------------------------------------------------------------------------------------
 Net Assets
 Total decrease                                                                   (34,404)           (1,643,635)
----------------------------------------------------------------------------------------------------------------
 Beginning of period                                                            4,824,494             6,468,129
                                                                             -----------------------------------
 End of period [including accumulated net investment
 loss of $17,088 and $4, respectively]                                         $4,790,090            $4,824,494
                                                                             ===================================


 See accompanying Notes to Financial Statements.


5  |  OPPENHEIMER CONCENTRATED GROWTH FUND

FINANCIAL HIGHLIGHTS

                                                                                  Six Months                        Year
                                                                                       Ended                       Ended
                                                                              April 30, 2003                    Oct. 31,
 Class A                                                                         (Unaudited)          2002        2001 1
---------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                                                 $ 6.34        $ 8.51        $10.00
---------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                                           (.02)         (.05)           -- 2
 Net realized and unrealized loss                                                       (.02)        (2.12)        (1.49)
                                                                                      -------------------------------------
 Total from investment operations                                                       (.04)        (2.17)        (1.49)
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                        $6.30         $6.34         $8.51
                                                                                      =====================================

---------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 3                                                    (0.63)%      (25.50)%      (14.87)%

---------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)                                             $4,790        $4,824        $6,468
---------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                                    $4,567        $6,049        $6,889
---------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment income (loss)                                                          (0.75)%       (0.63)%        0.00%
 Expenses, gross                                                                        1.73%         1.57%         1.38%
 Expenses, net                                                                          1.48% 5,6     1.32% 5,6     1.13% 6
---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                                  48%          103%           67%



1. For the period from April 30, 2001 (inception of offering) to October 31,
2001.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Reduction of custodian expenses less than 0.01%.
6. Net of voluntary waiver of distribution and service plan fees.

See accompanying Notes to Financial Statements.


6  |  OPPENHEIMER CONCENTRATED GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Concentrated Growth Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). As of April 30, 2003, the majority of Class A shares were owned by the Manager.
    The Fund offers Class A shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Joint Repurchase Agreements. The Fund, along with other affiliated funds of the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.
    As of April 30, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $2,868,795. This estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules for the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended April 30, 2003, the Fund did not use carryforward to offset capital gains realized. During the year ended October 31, 2002, the Fund did not use carryforward to offset capital gains realized.

 As of October 31, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                              Expiring
                              -------------------------
                              2009         $    377,639
                              2010            2,267,119
                                           ------------
                              Total        $  2,644,758
                                           ============
--------------------------------------------------------------------------------
 Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended April 30, 2003, the Fund's projected benefit obligations were increased by $35 and payments of $5 were made to retired trustees, resulting in an accumulated liability of $34 as of April 30, 2003.


7  |  OPPENHEIMER CONCENTRATED GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is invested by the Fund in the fund(s) selected by the trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
    No distributions were paid during the six months ended April 30, 2003 and the year ended October 31, 2002.
--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

               Six Months Ended April 30, 2003      Year Ended October 31, 2002
                       Shares           Amount       Shares              Amount
--------------------------------------------------------------------------------
 Class A
 Sold                     154             $934          535             $ 4,199
 Redeemed                 (14)             (86)         (10)                (93)
                          ------------------------------------------------------
 Net increase             140             $848          525              $4,106
                          ------------------------------------------------------

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended April 30, 2003, were $2,046,968 and $1,923,126, respectively.


8  |  OPPENHEIMER CONCENTRATED GROWTH FUND

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, and 0.66% of net assets over $600 million.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $19.75 per account fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees, up to an annual rate of 0.35% of average net assets of Class A shares. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Class A shares of the Fund.
--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the six months ended April 30, 2003, payments under the Class A plan totaled $5,662 prior to the voluntary waiver of all such current period fees by the Manager, all of which were paid by the Distributor to recipients, none of which was paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 5. Borrowing and Lending Arrangements
 Bank Borrowings. The Fund has the ability to borrow from banks for temporary or emergency purposes. Asset coverage for borrowings must be at least 300%. The Fund and other Oppenheimer funds participated in a $400 million unsecured line of credit from a bank, for liquidity purposes. Under that line of credit, each fund was charged interest on its borrowings at a rate equal to the Federal Funds rate plus 0.45%. The Fund paid a commitment fee on its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum. The credit facility was terminated on November 12, 2002, when the Fund entered into the interfund borrowing and lending arrangements described below.
    The Fund had no outstanding borrowings under the credit facility through November 12, 2002.
--------------------------------------------------------------------------------
 Interfund Borrowing and Lending Arrangements. Commencing November 12, 2002, the Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the investment manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at April 30, 2003.
--------------------------------------------------------------------------------
 6. Subsequent Event
 The Fund will be liquidated in May, 2003.

9  |  OPPENHEIMER CONCENTRATED GROWTH FUND

ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of April 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)